Loans (Tables)	6 Months Ended
Mar. 31, 2022
Loans
Schedule of loans by industry classification

Note 9. Loans

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Australia
Housing	458,278	455,604	443,557	1	3
Personal	14,128	14,737	16,458	(4)	(14)
Business	156,763	148,453	142,965	6	10
Total Australia	629,169	618,794	602,980	2	4
New Zealand
Housing	57,780	58,081	53,530	(1)	8
Personal	1,116	1,175	1,293	(5)	(14)
Business	29,294	29,991	29,119	(2)	1
Total New Zealand	88,190	89,247	83,942	(1)	5
Total other overseas	6,392	6,332	6,209	1	3
Total loans	723,751	714,373	693,131	1	4
Provision for expected credit losses (ECL) on loans (Note 10)	(4,195)	(4,589)	(4,913)	(9)	(15)
Total net loans[1,2]	719,556	709,784	688,218	1	5

1.	Total net loans included securitised loans of $4,808 million as at 31 March 2022 (30 September 2021: $4,829 million, 31 March 2021: $6,144 million). The level of securitised loans excludes loans where Westpac is the holder of related debt securities.
2.	Total net loans included assets pledged for the covered bond programs of $35,052 million as at 31 March 2022 (30 September 2021: $26,921 million, 31 March 2021: $33,841 million).